Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
4.	VALUATION AND QUALIFYING ACCOUNTS
Information related to the Companies’ allowance for doubtful receivables was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥116	¥82	¥77	$1,401
Increase due to change in scope of consolidation (Note 7)		28
Charged to costs and expenses	13	38	13	157
Balances written-off/reversed	(30)	(32)	(8)	(362)

Balance at end of year	¥99	¥116	¥82	$1,196

Information related to the Companies’ allowance for returns was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥1,856	¥2,197	¥3,068	$22,426
Increase due to change in scope of consolidation (Note 7)		15
Charged to costs and expenses	1,450	1,856	2,197	17,521
Balances utilized	(1,856)	(2,212)	(3,068)	(22,426)

Balance at end of year	¥1,450	¥1,856	¥2,197	$17,521